Related Party Transactions	9 Months Ended	12 Months Ended
	Dec. 25, 2020	Mar. 27, 2020
Related Party Transactions [Abstract]
Related Party Transactions

20. Related Party Transactions

Transactions involving Sanken

The Company sells products to, and purchases in-process products from, Sanken. In addition, prior to March 28, 2020, the Company also sold products for Sanken.

Net sales of Company’s products to Sanken totaled $26,439 and $72,570 during the three- and nine-month periods ended December 25, 2020, respectively, and $16,535 and $49,327 during the three- and nine-month periods ended December 27, 2019, respectively. Trade accounts receivables, net of allowances from Sanken, totaled $17,250 and $30,293 as of December 25, 2020 and March 27, 2020, respectively. Other accounts receivable from Sanken totaled $374 and $558 as of December 25, 2020 and March 27, 2020, respectively.

During fiscal year 2020, the Company acted as a distributor of Sanken’s products. Net sales of Sanken’s products by the Company to third parties totaled $7,666 and $26,688 during the three- and nine-month periods ended December 27, 2019, respectively. On March 28, 2020, the Company formally terminated its distribution agreement with Sanken to distribute Sanken’s products.

Purchases of various products under the distribution agreement from Sanken totaled $7,356 and $23,835 for the three- and nine-month periods ended December 27, 2019, respectively. Accounts payable to Sanken totaled $4,494 as of March 27, 2020.

Joint Development Agreement (“Development Agreement”)

The Company, through its former wholly owned subsidiary, PSL, entered into a Development Agreement with Sanken whereby the Company and Sanken jointly own a specific wafer technology and share the reimbursement of development costs incurred by the Company. Sanken reimbursed $360 and $1,080 in the three- and nine-month periods ended December 27, 2019, respectively.

Short-term Bridge Loan Receivable to Sanken

In March 2019, the Company entered into a short-term bridge loan to Sanken in the amount of $30,000. The loan bore interest at 2.52% and was repaid in April 2019. Interest income related to the loan to Sanken was $55 in the nine-month period ended December 27, 2019.

Notes Payable and Line of credit from Sanken

The Company, through PSL, its former wholly-owned subsidiary, had related party debt owed to Sanken that included three notes payable in the aggregate amount of $17,700 and two lines-of-credit agreements in the aggregate amount of $25,000 at March 27, 2020. The interest rates on the related party debt was reset at the beginning of each calendar quarter to LIBOR on the last trading day of the previous month, plus a 1.0% spread. Related party interest expense consisting of amounts due to Sanken for intercompany notes payable, lines-of-credit and miscellaneous charges for the three- and nine-month periods ended December 27, 2019 amounted to $334 and $1,129, respectively, and related party interest paid for the same periods amounted to $81 and $835, respectively.

As of March 27, 2020, the related party notes payable balance of $17,700 was classified in the consolidated balance sheet as long-term, with various maturity dates through March 14, 2025. The line of credit agreements of $25,000 were classified as current at March 27, 2020.

In connection with the PSL divestiture, the total $42,700 balance was contributed in-kind for the fair value of the 70% interest that Sanken acquired.

Transactions involving PSL

In accordance with the Divestiture Transactions of both PSL and the Sanken distribution business, the Company had both intercompany accounts payable of $1,198 and accounts receivable of $3,368 that were previously eliminated in consolidation. The previous intercompany receivable balance of $3,368 was moved into trade and other accounts receivable due from related party as of March 28, 2020. In addition, as a result of PSL taking over the Sanken distribution business, at December 25, 2020, the Company reflected a related accounts receivable balance of $2,528. This amount includes a reduction of $3,368 from payments made by PSL during the nine-month period ended December 25, 2020.

As previously noted above, the Company, through PSL, entered into a Development Agreement with Sanken whereby the Company and Sanken jointly own a specific wafer technology and share the reimbursement of development costs incurred by the Company. Sanken reimbursed no amounts in the three- and nine-month periods ended December 25, 2020 and $360 and $1,080 in the three- and nine-month periods ended December 27, 2019, respectively.

In April 2015, PSL and Sanken entered into a discrete technology development agreement (as amended, the “Discrete Technology Development Agreement”), pursuant to which the parties agreed upon the general terms under which they, from time to time, undertook certain activities (the “Discrete Development Activities”) to develop new technologies to be used by PSL to manufacture products for Sanken, as well as the ownership and use of such technologies following their development. In June 2018, the Company, PSL and Sanken entered into an amendment to the Discrete Technology Development Agreement pursuant to which the parties agreed to the assignment of all rights and obligations of PSL under such agreement to the Company and to certain amendments to the terms of such agreement. The Discrete Technology Development Agreement provided that the expenses for all Discrete Development Activities to be shared equally by the Company and Sanken on an annual basis (subject to any exceptions upon which the parties agreed to from time to time). During the three- and nine-month periods ended December 25, 2020 and December 27, 2019, the Company did not pay any fees to PSL pursuant to the Discrete Technology Development Agreement.

In May 2009, the Company entered into a technology development agreement (the “IC Technology Development Agreement”) with Polar Semiconductor, Inc., the predecessor of PSL (“PSI”) and Sanken, pursuant to which the parties agreed upon the general terms under which they may, from time to time, undertake certain activities (the “IC Process Development Activities”) to develop new technologies to be used by PSI to manufacture products for the Company and Sanken, as well as the ownership and use of such technologies following their development. The IC Technology Development Agreement provides that the expenses for all IC Process Development Activities will be shared equally by the Company and Sanken on an annual basis (subject to any exceptions upon which the parties may agree from time to time), with such expenses being paid to PSI by Sanken in the form of an up-front annual fee, with PSI being responsible for any expenses that exceed the amount of such fee. The IC Technology Development Agreement will continue in effect until such time as the Company, PSL and Sanken mutually agree to its termination or adopt a successor agreement, or in the event the companies fail to agree upon the annual fee for a fiscal year within three months after the commencement of such fiscal year. During both of the three- and nine-month periods ended December 25, 2020 and December 27, 2019, the Company (through PSL) received fees of $300 and $900 from Sanken pursuant to the IC Technology Development Agreement, and during the three- and nine- month periods ended December 25, 2020 the Company paid fees of $300 and $900 to PSL pursuant to the IC Technology Development Agreement.

The Company continues to purchase in-process products from PSL.

Purchases of various products from PSL totaled $11,558 and $33,448 for the three- and nine-month periods ended December 25, 2020, respectively. These amounts include $1,500 and $5,000 of price support payments made for the three- and nine-month periods ended December 25, 2020, respectively, and the reduction of $1,157 and $1,198 of intercompany balances for the three- and nine-month periods ended December 25, 2020, respectively. Accounts payable to PSL included in amounts due to related party totaled $2,078 as of December 25, 2020.

Note Receivable from PSL

On March 28, 2020, in connection with the PSL divestiture, the Company contributed the forgiveness of the fair value of $15,000 out of the $66,377 total debt owed by PSL to the Company, which was previously eliminated in consolidation as of March 27, 2020. As a result of this divestiture, on March 28, 2020, the $51,377 note receivable from PSL was classified on the Company’s balance sheet as related party note receivable. The related party note receivable held by the Company had a maturity date of March 28, 2027 and bore interest at a rate of 2.70%, which was a market rate determined by IRS guidance at the time of the divestiture. The entire receivable of $51,377 plus accrued interest of $762 was repaid on October 14, 2020.

Consulting Agreement

The Company entered into a board executive advisor agreement (the “Consulting Agreement”) with Reza Kazerounian in December 2017, before Mr. Kazerounian became a member of the Company’s board of directors, pursuant to which the Company engaged Mr. Kazerounian to serve as executive advisor to the board of directors and the office of Chief Executive Officer. The Consulting Agreement provides for a fee payable to Mr. Kazerounian on a monthly basis in exchange for his services (which fee was reduced from $30 per month to $19 per month in connection with Mr. Kazerounian’s appointment to the board of directors in June 2018), as well as a grant of 12,000 shares of the Company’s Class L common stock and a signing bonus of $54 in connection with the execution of the Consulting Agreement. The Consulting Agreement provides that if Mr. Kazerounian is terminated by the board of directors, he will be entitled to a severance payment in the amount of $180 as well as a six-month vesting acceleration of his shares of Class L common stock. The board of directors and Mr. Kazerounian each have the right to terminate the Consulting Agreement at any time. During the nine-month periods ended December 25, 2020 and December 27, 2019, the Company paid aggregate fees of $262 and $270, respectively, to Mr. Kazerounian pursuant to the Consulting Agreement.

Director and Executive Officer Promissory Notes

From time to time, the Company entered into promissory notes with certain of its directors and executive officers to finance all or a part of the income and employment taxes payable by them in connection with grants of the Company’s Class A common stock and/or Class L common stock. The Company had $506 of promissory notes outstanding as of as of March 27, 2020. On October 2, 2020, the Company repurchased an aggregate of 1,997 shares of its Class L common stock from certain of its directors and one of its non-executive employees for an aggregate purchase price of $408 in connection with, (i) in the case of such directors, the settlement of certain outstanding promissory notes issued by the Company to such directors, and (ii) in the case of such non-executive employee, to satisfy certain withholding tax obligations triggered by the vesting of such shares in accordance with the terms of the applicable award agreement. As a result of these transactions, there were no promissory notes outstanding as of December 25, 2020.

19. Related Party Transactions

Transactions Involving Sanken

The Company sells products to, sells products for, and purchases in-process products from Sanken.

Net sales of Company’s products to Sanken totaled $191,372 and $184,557 during the fiscal years ended March 29, 2019 and March 27, 2020, respectively. Trade accounts receivables, net of allowances from Sanken totaled $6,879 and $30,293 as of March 29, 2019 and March 27, 2020, respectively. Other accounts receivable from Sanken totaled $473 and $558 as of March 29, 2019 and March 27, 2020, respectively.

During fiscal years 2019 and 2020, the Company acted as a distributor of Sanken’s products. Net sales of Sanken’s products by the Company to third parties totaled $37,871 and $35,421 during the fiscal years ended March 29, 2019 and March 27, 2020, respectively.

Purchases of various products from Sanken totaled $32,732 and $31,917 for fiscal years ended March 29, 2019 and March 27, 2020, respectively. Accounts payable to Sanken totaled $4,941 and $4,494 as of March 29, 2019 and March 27, 2020, respectively.

Joint Development Agreement (“Development Agreement”)

The Company, through its subsidiary, Polar Semiconductor, Inc. (“PSL”), entered into a Development Agreement with Sanken whereby the Company and Sanken jointly own a specific wafer technology and share the reimbursement of development costs incurred by the Company. Sanken reimbursed $1,440 in both of the fiscal years ended March 29, 2019 and March 27, 2020 respectively, to the Company for costs incurred under this Development Agreement.

Bridge Loan to Sanken

In March 2019, the Company entered into a short-term bridge loan to Sanken in the amount of $30,000. The loan bore interest of 2.52% and was repaid in April 2019. No interest income related to the loan to Sanken was recorded during fiscal year 2019. Interest income related to the loan to Sanken was $55 during 2020.

Notes Payable and Lines-of-credit from Sanken

The Company, through its subsidiaries, has related party debt owed to Sanken that includes three notes payable in the aggregate amount of $17,700 and two lines-of-credit agreements in the aggregate amount of $25,000. For both fiscal years 2019 and 2020, the interest rates on the related party debt was reset at the beginning of each calendar quarter to LIBOR on the last trading day of the previous month, plus a 1.0% spread. Related party interest expense consisting of amounts due to Sanken for intercompany notes payable and lines-of-credit for the fiscal years ended March 29, 2019 and March 27, 2020, amounted to $1,666 and $1,444, respectively, and related party interest paid for the same periods amounted to $1,664 and $1,538, respectively.

As of March 29, 2019, the related party notes payable balance was $17,700, with $3,000 classified as current and $14,700 classified as long-term in the consolidated balance sheets. The balance under the related party lines-of-credit agreements was $25,000 at March 29, 2019, with $10,000 classified as current and $15,000 (payment date September 30, 2020) classified as long-term in the consolidated balance sheets.

As of March 27, 2020, the $17,700 notes payable amount was classified as long-term with various maturity dates through March 14, 2025. The lines-of-credit agreements with Sanken of $25,000 were classified as current at March 27, 2020.

The future principal repayments of related party debt as of March 27, 2020 are as follows:

2021	$25,000
2022	5,000
2023	3,000
2024	—
2025	9,700

Total	$42,700

Sublease Agreement

In 2014, the Company, through one of its subsidiaries, entered into a sublease agreement with Sanken pursuant to which it subleases certain office building space in Japan from Sanken. The sublease automatically renews on an annual basis unless either party provides notice to the other party otherwise and can be terminated by either party upon providing six months’ notice. The Company made aggregate payments of approximately $0.2 million to Sanken under the sublease agreement during each of the fiscal years 2019 and 2020, respectively.

Consulting Agreement

The Company entered into a board executive advisor agreement (the “Consulting Agreement”) with Reza Kazerounian in September 2017, before Mr. Kazerounian became a member of the Company’s board of directors, pursuant to which the Company engaged Mr. Kazerounian to serve as executive advisor to the board of directors and the office of Chief Executive Officer. The Consulting Agreement provides for a fee payable to Mr. Kazerounian on a monthly basis in exchange for his services (which fee was reduced from $30 per month to $18.75 per month in connection with Mr. Kazerounian’s appointment to the board of directors in June 2018), as well as a grant of 12,000 shares of the Company’s Class L common stock and a signing bonus of $54 in connection with the execution of the Consulting Agreement. The Consulting Agreement provides that if Mr. Kazerounian is terminated by the board of directors, he will be entitled to a severance payment in the amount of $180 as well as a six-month vesting acceleration of his shares of Class L common stock. The board of directors and Mr. Kazerounian each have the right to terminate the Consulting Agreement at any time. During fiscal years 2019 and 2020, the Company paid aggregate fees of $360 and $494, respectively, to Mr. Kazerounian pursuant to the Consulting Agreement.

Director and Executive Officer Promissory Notes

From time to time, the Company has entered into promissory notes with certain of its directors and executive officers to finance all or a part of the income and employment taxes payable by them in connection with grants of the Company’s Class A common stock and/or Class L common stock. The Company had $506 of promissory notes outstanding as of the end of fiscal 2019 and 2020.